EXHIBIT 99.25

infinity DATA compare REPORT

Tape Discrepancies

Scienna Id	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xxxxxx	xxxxxx	757897	Borrower DTI Ratio Percent	43%	39%	3.983%	3.98%	Calculated as per documents	Initial
xxxxxx	xxxxxx	757897	Purpose of Transaction per HUD-1	Cash Out	Refinance				Initial
xxxxxx	xxxxxx	757910	Borrower DTI Ratio Percent	51%	53%	-1.821%	-1.82%		Initial
xxxxxx	xxxxxx	757891	Original Stated P&I	$3231.67	$2508.33	$723.34	28.84%	Updated as per Note document	Initial